Acquisitions - Schedule of Weighted Average Remaining Life of Other Intangible Assets (Detail) - Business Acquisition [Member]	12 Months Ended
Dec. 31, 2014
Customer Lists and Contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average remaining life of other intangible assets	15 years
Tradenames [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average remaining life of other intangible assets	6 months
Noncompete [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average remaining life of other intangible assets	5 years